FAIR VALUE MEASUREMENTS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Level 1 | Money Market Funds
FAIR VALUE MEASUREMENTS
Fair Value	$ 8,119,642	$ 7,527,369